SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Selected Statements Of Operations Data [Line Items]
Payroll, office and related	$ 945	$ 1,517
Legal and professional fees	1,103	1,342
Stock-based compensation	1,215	2,389
Issuance of Common Stock and warrants to service provider	0	1,011
Other	377	37
Total General and administrative	$ 3,640	$ 6,296